                              UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C.  20549

                              FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

             Investment Company Act file number:  811-01976

                            Sequoia Fund, Inc.
             ----------------------------------------------
           (Exact name of registrant as specified in charter)

        767 Fifth Avenue, Suite 4701, New York, NY  10153-4798
             ----------------------------------------------
           (Address of principal executive offices) (Zip code)

                             Robert D. Goldfarb
                         Ruane, Cunniff & Co., Inc.
                        767 Fifth Avenue, Suite 4701
                        New York, New York 10153-4798
             ----------------------------------------------
                 (Name and address of agent for service)

    Registrant's telephone number, including area code:  (212) 832-5280

    Date of fiscal year end: December 31, 2003

    Date of reporting period: June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                  Sequoia Fund, Inc.

                                  SEMI-ANNUAL REPORT
                                     JUNE 30, 2003

                               SEQUOIA FUND, INC.
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
               WITH INCOME DIVIDENDS REINVESTED AND CAPITAL GAINS
                        DISTRIBUTIONS ACCEPTED IN SHARES

The table below covers the period from July 15, 1970 (the date Fund shares were first offered to the public) to June 30, 2003. This period was one of widely fluctuating common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.

                                                VALUE OF          VALUE OF           VALUE OF
                                                INITIAL          CUMULATIVE         CUMULATIVE         TOTAL
                                                $10,000         CAPITAL GAINS       REINVESTED        VALUE OF
PERIOD ENDED:                                  INVESTMENT       DISTRIBUTIONS       DIVIDENDS          SHARES
-------------                                  ----------       -------------       ---------          ------
July 15, 1970.................................  $ 10,000         $       --          $     --        $   10,000
May 31, 1971..................................    11,750                 --               184            11,934
May 31, 1972..................................    12,350                706               451            13,507
May 31, 1973..................................     9,540              1,118               584            11,242
May 31, 1974..................................     7,530              1,696               787            10,013
May 31, 1975..................................     9,490              2,137             1,698            13,325
May 31, 1976..................................    12,030              2,709             2,654            17,393
May 31, 1977..................................    15,400              3,468             3,958            22,826
Dec. 31, 1977.................................    18,420              4,617             5,020            28,057
Dec. 31, 1978.................................    22,270              5,872             6,629            34,771
Dec. 31, 1979.................................    24,300              6,481             8,180            38,961
Dec. 31, 1980.................................    25,040              8,848            10,006            43,894
Dec. 31, 1981.................................    27,170             13,140            13,019            53,329
Dec. 31, 1982.................................    31,960             18,450            19,510            69,920
Dec. 31, 1983.................................    37,110             24,919            26,986            89,015
Dec. 31, 1984.................................    39,260             33,627            32,594           105,481
Dec. 31, 1985.................................    44,010             49,611            41,354           134,975
Dec. 31, 1986.................................    39,290             71,954            41,783           153,027
Dec. 31, 1987.................................    38,430             76,911            49,020           164,361
Dec. 31, 1988.................................    38,810             87,760            55,946           182,516
Dec. 31, 1989.................................    46,860            112,979            73,614           233,453
Dec. 31, 1990.................................    41,940            110,013            72,633           224,586
Dec. 31, 1991.................................    53,310            160,835           100,281           314,426
Dec. 31, 1992.................................    56,660            174,775           112,428           343,863
Dec. 31, 1993.................................    54,840            213,397           112,682           380,919
Dec. 31, 1994.................................    55,590            220,943           117,100           393,633
Dec. 31, 1995.................................    78,130            311,266           167,129           556,525
Dec. 31, 1996.................................    88,440            397,099           191,967           677,506
Dec. 31, 1997.................................   125,630            570,917           273,653           970,200
Dec. 31, 1998.................................   160,700            798,314           353,183         1,312,197
Dec. 31, 1999.................................   127,270            680,866           286,989         1,095,125
Dec. 31, 2000.................................   122,090            903,255           289,505         1,314,850
Dec. 31, 2001.................................   130,240          1,002,955           319,980         1,453,175
Dec. 31, 2002.................................   126,630            976,920           311,226         1,414,776
June 30, 2003.................................   130,370          1,012,616           320,418         1,463,404

The total amount of capital gains distributions accepted in shares was $620,263, the total amount of dividends reinvested was $116,740.
No adjustment has been made for any taxes payable by shareholders on capital gain distributions and dividends reinvested in shares.

TO THE SHAREHOLDERS OF
SEQUOIA FUND, INC.

Dear Shareholder:

    Sequoia Fund's results for the second quarter of 2003 are shown below with comparable results for the leading market indexes:

To June 30, 2003             Sequoia           Dow Jones         Standard &
                              Fund            Industrials        Poor's 500
                              ----            -----------        ----------
3 Months                          11.73%             12.94%             15.39%
6 Months                           3.44%              9.03%             11.76%
1 Year                             2.34%             -0.50%              0.25%
5 Years (Annualized)               3.24%              1.89%             -1.61%
10 Years (Annualized)             14.59%             12.12%             10.04%

    The S&P 500 Index is an unmanaged, capitalization-weighted index of the common stocks of 500 major US corporations. The Dow Jones Industrial Average is an unmanaged, price-weighted index of 30 actively traded blue chip stocks. The performance data quoted represents past performance and assumes reinvestment of dividends. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                         ------------------------------

   Once again we have combined the first and second quarter reports so that we might provide you with a transcript of the Sequoia Fund annual meeting which was held on May 9th.

    As so often happens, Sequoia's results varied significantly from those of the general market and its first half return of 3.4% lagged the S&P by about 7.5%. Because our performance is strongly influenced by our heavy concentration in Berkshire, Fifth Third, Mohawk, Progressive and TJX, we underperformed the S&P 500, as all but Progressive had little change in price in the first half. Our 20% investment in short-term U.S. Treasuries, as expected, also showed little change in value. Our confidence in the long-term prospects of these excellent companies remains unchanged.

    Furthermore, we believe that the investment climate is such that it is important to maintain a reserve for future purchasing power in the safest of securities, i.e., short-term U.S. Treasuries, even though they currently yield barely 1%. We think there is a high probability that this will be a prudent policy through the unpredictable markets of the next five years. In this regard, you should not assume that our reserve in Treasuries achieves that goal since we can readily invest this money any time attractive opportunities may arise.

                                   Sincerely,

 /s/ Richard T. Cuniff         /s/ Robert D. Goldfarb
Richard T. Cunniff             Robert D. Goldfarb

/s/ David M. Poppe            /s/ William J. Ruane
David M. Poppe                 William J. Ruane

July 17, 2003

                               SEQUOIA FUND, INC.
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2003 (UNAUDITED)

COMMON STOCKS (82.17%)

                                                                                    VALUE
   SHARES                                                                          (NOTE 1)
   ------                                                                       --------------
                BANK HOLDING COMPANIES (12.00%)
   7,489,993    Fifth Third Bancorp.........................................    $  429,476,199
     155,200    Mercantile Bankshares Corporation...........................         6,111,776
                                                                                --------------
                                                                                   435,587,975
                                                                                --------------
                BUILDING MATERIALS (2.87%)
   3,071,900    Fastenal Company............................................       104,260,286
                                                                                --------------
                DIVERSIFIED COMPANIES (33.77%)
      16,906    Berkshire Hathaway Inc. Class A*............................     1,225,685,000
                                                                                --------------
                FREIGHT TRANSPORTATION (2.10%)
   2,199,600    Expeditors International of Washington, Inc.................        76,194,144
                                                                                --------------
                HOME FURNISHINGS (2.01%)
   2,075,800    Ethan Allen Interiors Inc. +................................        72,985,128
                                                                                --------------
                INSURANCE (12.63%)
   6,270,000    Progressive Corporation.....................................       458,337,000
                                                                                --------------
                LAUNDRY SERVICES (0.35%)
     356,400    Cintas Corporation..........................................        12,630,816
                                                                                --------------
                MANUFACTURING (0.23%)
     206,800    Harley Davidson, Inc........................................         8,243,048
                                                                                --------------
                TEXTILE--CARPETS (5.92%)
   3,866,400    Mohawk Industries, Inc. +*..................................       214,701,192
                                                                                --------------
                PROCESS CONTROL INSTRUMENTS (0.43%)
     226,800    Danaher Corporation.........................................        15,433,740
                                                                                --------------
                RETAILING (9.77%)
      47,000    Costco Wholesale Corporation*...............................         1,720,200
   1,375,900    Tiffany & Company...........................................        44,964,412
  13,475,700    TJX Companies, Inc..........................................       253,882,188
   1,797,600    Walgreen Company............................................        54,107,760
                                                                                --------------
                                                                                   354,674,560
                                                                                --------------
                Miscellaneous Securities (0.09%)............................         3,217,442
                                                                                --------------
                TOTAL COMMON STOCKS ($916,273,845)..........................     2,981,950,331
                                                                                --------------

 PRINCIPAL                                                                          VALUE
   AMOUNT                                                                          (NOTE 1)
   ------                                                                       --------------
                U.S. GOVERNMENT OBLIGATIONS (17.83%)
 647,500,000    U.S. Treasury Bills due 7/10/03 through 8/21/03.............       647,088,442
                                                                                --------------
                TOTAL U.S. GOVERNMENT OBLIGATIONS
                  (Cost $647,088,442).......................................       647,088,442
                                                                                --------------
                TOTAL INVESTMENTS (100%)++
                  (Cost $1,563,362,287).....................................    $3,629,038,773
                                                                                ==============

-------------------

                   ++   The cost for federal income tax purposes is identical.
                    *   Non-income producing.
                    +   Refer to Note 6.

   The accompanying notes form an integral part of these Financial Statements

                               SEQUOIA FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)

ASSETS:

  Investments in securities, at value (cost $1,563,362,287)
    (Note 1)................................................    $3,629,038,773
  Cash on deposit with custodian............................         4,884,679
  Receivable for capital stock sold.........................         1,750,258
  Dividends and interest receivable.........................         2,246,563
  Other assets..............................................            31,016
                                                                --------------
    Total assets............................................     3,637,951,289
                                                                --------------

LIABILITIES:

  Payable for capital stock repurchased.....................           876,095
  Accrued investment advisory fee...........................         2,997,147
  Accrued other expenses....................................           103,605
                                                                --------------
    Total liabilities.......................................         3,976,847
                                                                --------------
Net assets applicable to 27,873,461 shares of capital stock
  outstanding (Note 4)......................................    $3,633,974,442
                                                                ==============
Net asset value, offering price and redemption price per
  share.....................................................           $130.37
                                                                ==============

  The accompanying notes form an integral part of these Financial Statements.

                               SEQUOIA FUND, INC.
                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Income:
    Dividends:
      Unaffiliated companies................................    $  6,772,702
      Affiliated companies (Note 6).........................         256,080
    Interest................................................       3,435,385
    Other Income............................................           4,244
                                                                ------------
        Total income........................................      10,468,411
                                                                ------------
  Expenses:
    Investment advisory fee (Note 2)........................      17,422,152
    Legal and auditing fees.................................          52,397
    Stockholder servicing agent fees........................         207,230
    Custodian fees..........................................          40,000
    Directors fees and expenses (Note 5)....................          92,343
    Other...................................................          81,828
                                                                ------------
        Total expenses......................................      17,895,950
  Less expenses reimbursed by Investment Adviser (Note 2)...         400,000
                                                                ------------
        Net expenses........................................      17,495,950
                                                                ------------
        Net investment (loss)...............................      (7,027,539)
                                                                ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain on investments:
    Unaffiliated companies..................................     205,786,910
    Affiliated companies (Note 6)...........................       5,909,423
                                                                ------------
        Net realized gain on investments....................     211,696,333
  Net (decrease) in unrealized appreciation on:
    Investments.............................................     (94,811,359)
                                                                ------------
        Net realized and unrealized gain on investments.....     116,884,974
                                                                ------------
Increase in net assets from operations......................    $109,857,435
                                                                ============

  The accompanying notes form an integral part of these Financial Statements.

                               SEQUOIA FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                    ENDED              YEAR
                                                                   6/30/03            ENDED
                                                                 (UNAUDITED)         12/31/02
                                                                 -----------         --------
INCREASE IN NET ASSETS:
  From operations:
    Net investment (loss)...................................    $   (7,027,539)   $  (12,720,703)
    Net realized gain.......................................       211,696,333       137,518,447
    Net (decrease) in unrealized appreciation...............       (94,811,359)     (237,620,489)
                                                                --------------    --------------
      Net increase (decrease) in net assets from
        operations..........................................       109,857,435      (112,822,745)
  Distributions to shareholders from:
    Net investment income...................................                 0          (352,691)
    Net realized gains......................................       (16,944,482)       (4,996,914)
    Capital share transactions (Note 4).....................      (364,074,491)     (206,821,129)
                                                                --------------    --------------
      Total (decrease)......................................      (271,161,538)     (324,993,479)

NET ASSETS:
  Beginning of period.......................................     3,905,135,980     4,230,129,459
                                                                --------------    --------------
  End of period.............................................    $3,633,974,442    $3,905,135,980
                                                                ==============    ==============

NET ASSETS CONSIST OF:
  Capital (par value and paid in surplus)...................    $1,581,423,840    $1,727,724,465
  Undistributed net investment (loss) income................        (7,027,539)                0
  Undistributed net realized (losses) gains.................        (6,098,345)       16,923,670
  Unrealized appreciation...................................     2,065,676,486     2,160,487,845
                                                                --------------    --------------
    Total Net Assets........................................    $3,633,974,442    $3,905,135,980
                                                                ==============    ==============

   The accompanying notes form an integral part of these Financial Statements

                               SEQUOIA FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

    Sequoia Fund, Inc. is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The investment objective of the Fund is growth of capital from investments primarily in common stocks and securities convertible into or exchangeable for common stock. The following is a summary of significant accounting policies, consistently followed by the Fund in the preparation of its financial statements.

A. VALUATION OF INVESTMENTS: Investments are carried at market value or at fair value as determined by the Board of Directors. Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; listed securities and securities traded in the over-the-counter market for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices; U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS: Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis.

C. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

E. GENERAL: Dividends and distributions are recorded by the Fund on the ex-dividend date. Interest income is accrued as earned.

NOTE 2--INVESTMENT ADVISORY CONTRACTS AND PAYMENTS TO INTERESTED PERSONS:

    The Fund retains Ruane, Cunniff & Co., Inc., as its investment adviser. Ruane, Cunniff & Co., Inc. (Investment Adviser) provides the Fund with investment advice, administrative services and facilities.

    Under the terms of the Advisory Agreement, the Investment Adviser receives a management fee equal to 1% per annum of the Fund's average daily net asset values. This percentage will not increase or decrease in relation to increases or decreases in the net asset value of the Fund. Under the Advisory Agreement, the Investment Adviser is obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the management fee) in any year exceed the sum of 1-1/2% of the average daily net asset values of the Fund during such year up to a maximum of $30,000,000, plus 1% of the average daily net asset values in excess of $30,000,000. The expenses incurred by the Fund exceeded the percentage limitation during the six months ended June 30, 2003 and the Investment Adviser reimbursed the Fund $400,000.

    For the six months ended June 30, 2003, there were no amounts accrued to interested persons, including officers and directors, other than advisory fees of $17,422,152 and brokerage commissions of $90,715 to Ruane, Cunniff & Co., Inc. Certain officers of the Fund are also officers of the Investment Adviser and the Fund's distributor. Ruane, Cunniff & Co., Inc., the Fund's distributor, received no compensation from the Fund on the sale of the Fund's capital shares during the six months ended June 30, 2003.

NOTE 3--PORTFOLIO TRANSACTIONS:

    The aggregate cost of purchases and the proceeds from the sales of securities, excluding U.S. government obligations, for the six months ended June 30, 2003 were $8,732,351 and $373,283,340, respectively. Included in proceeds of sales is $318,319,965 representing the value of securities disposed of in payment of redemptions in-kind, resulting in realized gains of $217,773,866. As a result of the redemptions in kind, net realized gains differ for financial statement and tax purposes. These realized gains have been reclassified from undistributed realized gains to paid in surplus in the accompanying financial statements.

    At June 30, 2003 the aggregate gross unrealized appreciation of securities was $2,065,676,486.

NOTE 4--CAPITAL STOCK:

    At June 30, 2003 there were 100,000,000 shares of $.10 par value capital stock authorized. Transactions in capital stock for the six months ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                                          2003                           2002
                                               ---------------------------    ---------------------------
                                                 SHARES         AMOUNT          SHARES         AMOUNT
                                               ----------    -------------    ----------    -------------
Shares sold................................       685,790    $  85,267,382     1,287,555    $ 166,163,172
Shares issued to stockholders on
  reinvestment of:
  Net investment income....................             0                0        10,323        1,368,620
  Net realized gains on Investments........       111,262       14,470,754        25,829        3,239,739
                                               ----------    -------------    ----------    -------------
                                                  797,052       99,738,136     1,323,707      170,771,531
Shares repurchased.........................     3,761,461      463,812,627     2,964,295      377,592,660
                                               ----------    -------------    ----------    -------------
Net (decrease).............................    (2,964,409)   $(364,074,491)   (1,640,588)   $(206,821,129)
                                               ==========    =============    ==========    =============

NOTE 5--DIRECTORS FEES AND EXPENSES:

    Directors who are not deemed "interested persons" receive fees of $6,000 per quarter and $2,500 for each meeting attended, and are reimbursed for travel and other out-of-pocket disbursements incurred in connection with attending directors meetings. The total of such fees and expenses paid by the Fund to these directors for the six months ended June 30, 2003 was $92,343.

NOTE 6--AFFILIATED COMPANIES:

    Investment in portfolio companies 5% or more of whose outstanding voting securities are held by the Fund are defined in the Investment Company Act of 1940 as "affiliated companies." The total value and cost of investments in affiliates at June 30, 2003 aggregated $287,686,320 and $229,907,471, respectively. The summary of transactions for each affiliate during the period of their affiliation for the six months ended June 30, 2003 is provided below:

                                         PURCHASES                   SALES
                                    --------------------    -----------------------     REALIZED     DIVIDEND
AFFILIATE                            SHARES       COST       SHARES        COST           GAIN        INCOME
---------                           --------    --------    --------    -----------    ----------    ---------
Ethan Allen Interiors...........         --          --     227,300     $ 5,538,429    $1,912,426    $256,080
Mohawk Industries Inc...........         --          --     423,300      18,978,915     3,996,997          --
                                                                                       ----------    --------
                                                                                       $5,909,423    $256,080
                                                                                       ==========    ========

NOTE 7--The interim financial statements have not been examined by the Fund's independent accountants and accordingly they do not express an opinion thereon.

NOTE 8--FINANCIAL HIGHLIGHTS:

                                         SIX
                                        MONTHS
                                        ENDED
                                       JUNE 30,                      YEAR ENDED DECEMBER 31,
                                       --------      --------------------------------------------------------
                                         2003          2002        2001        2000        1999        1998
                                       --------      --------    --------    --------    --------    --------
Per Share Operating Performance
  (for a share outstanding
  throughout the period)
Net asset value, beginning of
  Period...........................    $ 126.63      $ 130.24    $ 122.09    $ 127.27    $ 160.70    $ 125.63
                                       --------      --------    --------    --------    --------    --------
Income from investment operations:
Net investment income (loss).......       (0.25)        (0.41)       0.97        1.66        0.84        0.39
Net realized and unrealized gains
  (losses) on investments..........        4.60         (3.03)      11.52       23.33      (26.83)      43.07
                                       --------      --------    --------    --------    --------    --------
    Total from investment
      operations...................        4.35         (3.44)      12.49       24.99      (25.99)      43.46
                                       --------      --------    --------    --------    --------    --------
Less distributions:
Dividends from net investment
  income...........................       (0.00)        (0.01)      (0.97)      (1.66)      (0.85)      (0.37)
Distributions from net realized
  gains............................       (0.61)        (0.16)      (3.37)     (28.51)      (6.59)      (8.02)
                                       --------      --------    --------    --------    --------    --------
    Total distributions............       (0.61)        (0.17)      (4.34)     (30.17)      (7.44)      (8.39)
                                       --------      --------    --------    --------    --------    --------
Net asset value, end of period.....    $ 130.37      $ 126.63    $ 130.24    $ 122.09    $ 127.27    $ 160.70
                                       ========      ========    ========    ========    ========    ========
Total Return.......................        3.4%+        -2.6%       10.5%       20.1%      -16.5%       35.3%
Ratios/Supplemental data
Net assets, end of period (in
  millions)........................    $3,634.0      $3,905.1    $4,230.1    $3,943.9    $3,896.9    $5,001.9
Ratio to average net assets:
  Expenses.........................        1.0%*         1.0%        1.0%        1.0%        1.0%        1.0%
  Net investment income............       -0.4%*        -0.3%        0.8%        1.2%        0.6%        0.3%
Portfolio turnover rate............          1%*           8%          7%         36%         12%         21%

-------------------

                    +   Not annualized
                    *   Annualized

                         SEQUOIA FUND, INC.
                         767 FIFTH AVENUE, SUITE 4701
                         NEW YORK, NEW YORK 10153-4798
                         WEBSITE: www.sequoiafund.com

                         DIRECTORS
                           William J. Ruane
                           Richard T. Cunniff
                           Robert D. Goldfarb
                           David M. Poppe
                           Vinod Ahooja
                           Francis P. Matthews
                           C. William Neuhauser
                           Robert L. Swiggett
                           Roger Lowenstein

                         OFFICERS

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
                           William J. Ruane         -- CHAIRMAN OF THE BOARD
                           Richard T. Cunniff       -- VICE CHAIRMAN
                           Robert D. Goldfarb       -- PRESIDENT
                           David M. Poppe           -- EXECUTIVE VICE PRESIDENT
                           Joseph Quinones, Jr.     -- VICE PRESIDENT, SECRETARY & TREASURER
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                         INVESTMENT ADVISER & DISTRIBUTOR
                          Ruane, Cunniff & Co., Inc.
                          767 Fifth Avenue, Suite 4701
                          New York, New York 10153-4798

                         CUSTODIAN
                           The Bank of New York
                           MF Custody Administration Department
                           100 Church Street, 10th Floor
                           New York, New York 10286

                         REGISTRAR AND SHAREHOLDER SERVICING AGENT
                           DST Systems, Inc.
                           P.O. Box 219477
                           Kansas City, Missouri 64121

                         LEGAL COUNSEL
                           Seward & Kissel
                           One Battery Park Plaza
                           New York, New York 10004



  This report has been prepared for the information of shareholders of Sequoia
                                   Fund, Inc.






ITEM 2.  CODE OF ETHICS.
Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that as of a date within 90 days of the filing of this report there were no significant deficiencies in the design or operation of the disclosure controls and procedures of the registrant which would have adversely affected the ability of the registrant to record, process, summarize and report the subject matter contained in this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.
The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
10 (b) (1)	Certification of Principal Executive Officer Pursuant to
                Section 302 of the Sarbanes-Oxley Act of 2002

10 (b) (2)	Certification of Principal Financial Officer Pursuant to
                Section 302 of the Sarbanes-Oxley Act of 2002

10 (b) (3)	Certification of Principal Executive Officer and Principal
                Financial Officer Pursuant to Section 906 of the
                Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sequoia Fund, Inc.
              -------------------------------------

By:           /s/ Robert D. Goldfarb
              -------------------------------------
              President and Principal Executive Officer

Date:         July 31, 2003
              -------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Robert D. Goldfarb
              -------------------------------------
              President and Principal Executive Officer

Date:         July 31, 2003
              -------------------------------------

By:           /s/ Joseph Quinones, Jr.
              -------------------------------------
              Vice President, Secretary & Treasurer

Date:         July 31, 2003
              -------------------------------------